Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Capital Surplus	Treasury Stock	Accumulated Other Comprehensive Loss	Retained Earnings (Deficit)	Series A Preferred Stock [Member]	Series A Preferred Stock [Member] Retained Earnings (Deficit)	Series B Preferred Stock Variable	Series B Preferred Stock Variable Retained Earnings (Deficit)
Beginning Balance at Dec. 31, 2010	$ 4,974,803	$ 8,642	$ 7,630,093	$ (8,771)	$ (197,496)	$ (2,820,172)	$ 362,507		$ 0
Beginning Balance, Shares at Dec. 31, 2010		864,195,000		(876,000)			363,000		0
Comprehensive Income:
Net income	546,373					546,373
Total other comprehensive income (loss)	23,733				23,733
Repurchase of warrants convertible to Common purchase		49,100
Repurchase of Preferred Series B stock
Issuance of stock	22,026		(1,759)						23,785
Issuance of common stock, Shares									35
Repurchase of common stock	0
Preferred Series B stock discount accretion	(49,100)
Cash dividends declared:
Common Stock, Cash dividends declared	(86,448)					(86,448)
Preferred Stock, Dividend							(30,813)	(30,813)
Recognition of the fair value of share-based compensation	19,666		19,666
Other share based compensation activity, dividends						(343)
Other share based compensation activity	(1,934)	14	(1,605)
Other share based compensation activity, Shares		1,390,000
Other	(2,185)		(486)	(1,484)		(215)
Other, Shares				(302,000)
Ending Balance at Dec. 31, 2011	5,416,121	8,656	7,596,809	(10,255)	(173,763)	(2,391,618)	362,507		23,785
Ending Balance, Shares at Dec. 31, 2011		865,585,000		(1,178,000)			363,000		35,000
Comprehensive Income:
Net income	631,290					631,290
Total other comprehensive income (loss)	22,946				22,946
Purchase of common stock shares	(23,300,000)	(23,328,000)
Repurchase of common stock	(148,881)	233	148,648
Cash dividends declared:
Common Stock, Cash dividends declared	(136,887)					(136,887)
Preferred Stock, Dividend							(30,813)	(30,813)	(1,176)	(1,176)
Recognition of the fair value of share-based compensation	27,873		27,873
Other share based compensation activity, dividends						(348)
Other share based compensation activity	(1,125)	18	(795)
Other share based compensation activity, Shares		1,848,000
Other	(848)		(90)	(666)		(92)
Other, Shares				(114,000)
Ending Balance at Dec. 31, 2012	5,778,500	8,441	7,475,149	(10,921)	(150,817)	(1,929,644)	362,507		23,785
Ending Balance, Shares at Dec. 31, 2012		844,105,000		(1,292,000)			363,000		35,000
Comprehensive Income:
Net income	641,282					641,282
Total other comprehensive income (loss)	(63,192)				(63,192)
Purchase of common stock shares	(16,700,000)	16,708,000
Repurchase of common stock	(124,995)	(167)	(124,828)
Cash dividends declared:
Common Stock, Cash dividends declared	(158,194)					(158,194)
Preferred Stock, Dividend							(1,055)	(30,813)	(30,813)	(1,055)
Recognition of the fair value of share-based compensation	37,007		37,007
Other share based compensation activity, dividends						(873)
Other share based compensation activity	11,987	48	12,812
Other share based compensation activity, Shares		4,820,000
Other	(374)		1,625	1,278		(27)
Other, Shares				(39,000)
Ending Balance at Dec. 31, 2013	$ 6,090,153	$ 8,322	$ 7,398,515	$ (9,643)	$ (214,009)	$ (1,479,324)	$ 362,507		$ 23,785
Ending Balance, Shares at Dec. 31, 2013		832,217,000		(1,331,000)			363,000		35,000